Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Twenty One Capital, Inc.
Entity Central Index Key	0002070457
Entity Incorporation, State or Country Code	TX
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 5, 2026, Twenty One Capital, Inc. (the “Company” or “Pubco” or “Twenty One Capital”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-292584) (the “Registration Statement”), as amended on February 9, 2026. The Registration Statement was declared effective by the SEC on February 12, 2026. This post-effective amendment (the “Amendment”) to the Registration statement is being filed to (i) update the Registration Statement to include information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 that was filed on March 31, 2026; and (ii) update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and prospectus contained therein.No additional securities are being registered under this Amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement